Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

Class A Shares
Class C Shares
Class K Shares
Institutional Shares

SUPPLEMENT TO Statement of Additional Information dated September 30, 2009

Under the section entitled “Investment Objective (and Policies) and Investment Limitations,” please delete the last three paragraphs (which follow the subsection entitled “Pledging Assets”) and replace with the following:

“As a matter of non-fundamental operating policy, the Fund will not exclude domestic bank instruments or foreign bank instruments from industry concentration limitations so long as it is the SEC staff's view that such instruments should not be excluded from industry concentration tests.

The Fund applies its concentration of investments restrictions as follows:

  Utility companies will be divided according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry;
  Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and
  Asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

February 19, 2010

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450233 (2/10)

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

Class A Shares
Class C Shares
Institutional Shares

SUPPLEMENT TO Statement of Additional Information dated September 30, 2009

Under the section entitled “Investment Objective and Investment Limitations,” please delete the last two paragraphs (which follow the subsection entitled “Pledging Assets”) and replace with the following:

“As a matter of non-fundamental operating policy, the Fund will not exclude domestic bank instruments or foreign bank instruments from industry concentration limitations so long as it is the SEC staff's view that such instruments should not be excluded from industry concentration tests.

The Fund applies its concentration of investments restrictions as follows:

  Utility companies will be divided according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry;
  Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and
  Asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

February 19, 2010

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450230 (2/10)